INCOME TAXES	6 Months Ended
Jun. 30, 2013
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 11 - INCOME TAXES

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The Company assessed the likelihood of utilization of the deferred tax asset, in light of the recent losses.  As a result of this review,  the deferred tax asset of $681,993 has been fully reserved at June 30, 2013.

At June 30, 2013,  the Company has incurred net operating  losses for income tax purposes of approximately  $1,765,000.Such losses may be carried forward and are scheduled  to expire in the year 2032,  if not  utilized,  and may be subject to certain limitations as provided by the Internal Revenue Code.

The effective  income tax rate at December 31, 2012 differs from the U.S Federal statutory income tax rate due to the following:

                  Federal statutory income rate                    $ 334,000

                  State income tax, net of federal benefit            45,000

                  Permanent items                                      1,000

                  Change in valuation allowance                     (380,000)

                                                                   ---------

                                                                   $       -

                                                                   =========

The  components of the deferred tax assets and  liabilities at December 31, 2012 are as follows:

                  Long-term deferred tax assets:

                    Federal net operating loss                 $  380,000

                  Long-term deferred tax liabilities:

                    Valuation allowance                          (380,000)

                                                               ----------

                  Net long-term deferred tax assets            $        -

                                                               ==========

The Company assessed the likelihood of utilization of the deferred tax asset, in light of the recent losses.  As a result of this review,  the deferred tax asset of $380,000 had been fully reserved at December 31, 2012.